FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2013
FAIR VALUE MEASUREMENTS
Schedule of Company's fair value hierarchy for its financial assets and financial liabilities that are carried at fair value

The Company's fair value hierarchy for its financial assets and financial liabilities that are carried at fair value are as follows (in thousands):

December 31, 2011	Fair Value	Level 1	Level 2	Level 3
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

Convertible preferred stock warrant liability	$(433)	$—	$—	$(433)

December 31, 2012	Fair Value	Level 1	Level 2	Level 3
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

Convertible preferred stock warrant liability	$(2,741)	$—	$—	$(2,741)

September 30, 2013	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

Schedule of reconciliation of the convertible preferred stock warrants measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3)

A reconciliation of the convertible preferred stock warrants measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) is as follows (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Balance at beginning of period	$138	$433	$433	$2,741
Changes in fair value of warrants	295	2,308	1,093	4,740
Conversion of warrants to common stock	—	—	—	(7,481)

Balance at end of period	$433	$2,741	$1,526	$—